Revenue Recognition (Details) - Schedule of Information Regarding Disaggregated Revenue - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue recognized at point in time:
Total revenue	$ 2,712,572	$ 553,687	$ 6,687,485	$ 4,226,447	$ 5,373,383	$ 4,190,765
Service [Member]
Revenue recognized over time:
Services					784,710	797,127
Grant [Member]
Revenue recognized over time:
Grants					459,427	1,270,138
Product [Member]
Revenue recognized at point in time:
Products					$ 4,129,246	$ 2,123,500